Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	June 2013
Payment Date	7/15/2013
Transaction Month	30
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017
Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,235,258.53

Principal:
Principal Collections	$11,135,385.73
Prepayments in Full	$6,375,759.62
Liquidation Proceeds	$243,762.43
Recoveries	$55,116.15
Sub Total	$17,810,023.93
Collections	$19,045,282.46

Purchase Amounts:
Purchase Amounts Related to Principal	$287,445.47
Purchase Amounts Related to Interest	$1,391.98
Sub Total	$288,837.45

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,334,119.91

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	June 2013
Payment Date	7/15/2013
Transaction Month	30
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$19,334,119.91
Servicing Fee	$293,502.79	$293,502.79	$0.00	$0.00	$19,040,617.12
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,040,617.12
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$19,040,617.12
Interest - Class A-3 Notes	$43,349.00	$43,349.00	$0.00	$0.00	$18,997,268.12
Interest - Class A-4 Notes	$263,986.25	$263,986.25	$0.00	$0.00	$18,733,281.87
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,733,281.87
Interest - Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$18,666,959.20
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,666,959.20
Interest - Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$18,618,292.70
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,618,292.70
Interest - Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$18,558,666.95
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,558,666.95
Regular Principal Payment	$16,505,243.72	$16,505,243.72	$0.00	$0.00	$2,053,423.23
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,053,423.23
Residuel Released to Depositor	$0.00	$2,053,423.23	$0.00	$0.00	$0.00
Total		$19,334,119.91

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$16,505,243.72
Total					$16,505,243.72
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$16,505,243.72	$49.23	$43,349.00	$0.13	$16,548,592.72	$49.36
Class A-4 Notes	$0.00	$0.00	$263,986.25	$1.38	$263,986.25	$1.38
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68
Total	$16,505,243.72	$14.52	$481,950.17	$0.42	$16,987,193.89	$14.94

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	June 2013
Payment Date	7/15/2013
Transaction Month	30

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$53,627,623.95	0.1599392	$37,122,380.23	0.1107139
Class A-4 Notes	$191,990,000.00	1.0000000	$191,990,000.00	1.0000000
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Total	$323,637,623.95	0.2846142	$307,132,380.23	0.2700991

Pool Information
Weighted Average APR	4.519%	4.529%
Weighted Average Remaining Term	32.81	32.01
Number of Receivables Outstanding	26,803	26,017
Pool Balance	$352,203,347.80	$334,005,171.77
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$323,637,623.95	$307,132,380.23
Pool Factor	0.2889110	0.2739831

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,190,722.41
Yield Supplement Overcollateralization Amount	$26,872,791.54
Targeted Overcollateralization Amount	$26,872,791.54
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$26,872,791.54

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	June 2013
Payment Date	7/15/2013
Transaction Month	30

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		91	$155,822.78
(Recoveries)		105	$55,116.15
Net Losses for Current Collection Period			$100,706.63
Cumulative Net Losses Last Collection Period			$6,926,656.69
Cumulative Net Losses for all Collection Periods			$7,027,363.32

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.34%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.34%	515	$7,822,857.33
61-90 Days Delinquent	0.26%	50	$873,432.57
91-120 Days Delinquent	0.10%	16	$326,683.08
Over 120 Days Delinquent	0.30%	56	$985,570.61
Total Delinquent Receivables	3.00%	637	$10,008,543.59

Repossession Inventory:
Repossessed in the Current Collection Period		19	$329,311.56
Total Repossessed Inventory		24	$422,579.78

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6510%
Preceding Collection Period			0.3190%
Current Collection Period			0.3522%
Three Month Average			0.4407%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4000%
Preceding Collection Period			0.4291%
Current Collection Period			0.4689%
Three Month Average			0.4327%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer